Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-37759
Entity Registrant Name	Outlook Therapeutics, Inc.
Entity Central Index Key	0001649989
Entity Tax Identification Number	38-3982704
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 S. Wood Avenue,
Entity Address, Address Line Two	Unit #100
Entity Address, City or Town	Iselin
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08830
City Area Code	609
Local Phone Number	619-3990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OTLK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false